Non-Financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Non-financial Assets and Liabilities [Abstract]
Schedule of Inventories and Employee Benefit Obligations

(a) Inventories

	30 June 2026			30 June 2025
	Current A$	Non- current A$	Total A$	Current A$	Non- current A$	Total A$
Raw materials and stores (Colostrum)	423,366	-	423,366	199,227	666	199,893
Work in progress	1,297,847	-	1,297,847	433,051	-	433,051
Finished goods (Travelan and ProIBS)	552,635	-	552,635	1,140,050	-	1,140,050
Other inventories	-	-	-	35	-	35
	2,273,848	-	2,273,848	1,772,363	666	1,773,029

(b) Employee benefit obligations

	2026			2025
	Current $	Non- current $	Total $	Current $	Non- current $	Total $
Leave obligations	256,109	42,210	298,319	226,383	22,722	249,105
Performance bonus	153,324	-	153,324	165,120	-	165,120
	409,433	42,210	451,643	391,503	22,722	414,225